Securities borrowed, lent and subject to repurchase agreements (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Securities borrowed or purchased under agreements to resell
Central bank funds sold and securities purchased under resale agreements	SFr 65,017	SFr 53,910
Deposits paid for securities borrowed	38,889	38,366
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	103,906	92,276
Securities lent or sold under agreements to repurchase
Central bank funds purchased and securities sold under repurchase agreements	19,591	19,736
Deposits received for securities lent	15,683	17,258
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	35,274	36,994
Bank
Securities borrowed or purchased under agreements to resell
Central bank funds sold and securities purchased under resale agreements	65,017	53,910
Deposits paid for securities borrowed	38,889	38,366
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	103,906	92,276
Securities lent or sold under agreements to repurchase
Central bank funds purchased and securities sold under repurchase agreements	19,685	19,829
Deposits received for securities lent	15,683	17,258
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	SFr 35,368	SFr 37,087